INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Disclosure detailed information about inventories

As at	December 31, 2018	December 31, 2017
Gold doré	$1,114	$1,515
Gold in circuit	9,493	12,814
Ore stockpiles	7,770	6,538
Supplies and consumables	21,712	20,565
	$40,089	$41,432